EARNINGS PER SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
BASIC
Net income used in computing basic earnings per share	$ 18,752,774	$ 22,725,305	$ 49,462,486	$ 38,686,788	$ 57,545,832	$ 25,894,983
Basic earnings per share (in dollars per share)	$ 0.15	$ 0.27	$ 0.43	$ 0.51	$ 0.70	$ 0.43
Basic weighted average shares outstanding	122,057,655	84,475,977	115,580,104	75,676,204	82,016,910	60,158,210
DILUTED
Net income used in computing basic earnings per share	18,752,774	22,725,305	49,462,486	38,686,788	57,545,832	25,894,983
Diluted earnings per share (in dollars per share)	$ 0.15	$ 0.25	$ 0.40	$ 0.47	$ 0.63	$ 0.39
Basic weighted average shares outstanding	122,057,655	84,475,977	115,580,104	75,676,204	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000	7,945,055	7,000,000	7,000,000	7,000,000
Diluted weighted average shares outstanding	129,057,655	91,475,977	123,525,159	82,676,204	92,016,910	67,158,210
BASIC
Net income of continued operation used in computing basic earnings per share					57,545,832	15,691,032
Basic earnings per share (in dollars per share)					$ 0.70	$ 0.26
Basic weighted average shares outstanding	122,057,655	84,475,977	115,580,104	75,676,204	82,016,910	60,158,210
DILUTED
Net income of continued operation used in computing basic earnings per share					57,545,832	15,691,032
Diluted earnings per share (in dollars per share)					$ 0.63	$ 0.23
Basic weighted average shares outstanding	122,057,655	84,475,977	115,580,104	75,676,204	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000	7,945,055	7,000,000	7,000,000	7,000,000
Diluted weighted average shares outstanding	129,057,655	91,475,977	123,525,159	82,676,204	92,016,910	67,158,210
BASIC
Net income of discontinued operation used in computing basic earnings per share					0	10,203,951
Basic earnings per share (in dollars per share)					$ 0.00	$ 0.17
Basic weighted average shares outstanding	122,057,655	84,475,977	115,580,104	75,676,204	82,016,910	60,158,210
DILUTED
Net income of discontinued operation used in computing basic earnings per share					$ 0	$ 10,203,951
Diluted earnings per share (in dollars per share)					$ 0.00	$ 0.16
Basic weighted average shares outstanding	122,057,655	84,475,977	115,580,104	75,676,204	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000	7,945,055	7,000,000	7,000,000	7,000,000
Diluted weighted average shares outstanding	129,057,655	91,475,977	123,525,159	82,676,204	92,016,910	67,158,210